8. Debt Issue Costs - Quarterly	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
8. Debt Issue Costs

Note 8 Debt Issue Costs

Debt issue costs are summarized as follows:

Debt issue costs - net - December 31, 2012	$—
Debt issue costs	247,197
Accumulated amortization - 2013	(11,986)
Debt issue costs - net - December 31, 2013	$235,211

During 2013, the Company amortized $11,986 to interest expense.

Note 8 Debt Issue Costs

Debt issue costs are summarized as follows:

Debt issue costs - net - December 31, 2012	$—
Debt issue costs	247,197
Amortization expense - 2013	(11,986)
Debt issue costs - net - December 31, 2013	235,211
Amortization expense - 2014	(29,794)
Debt issue costs - net - March 31, 2014	$205,417